Shareholder Report, Holdings (Details) - C000110325 [Member]	Oct. 31, 2025 [1]
Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.10%
SINGAPORE
Holdings [Line Items]
Percent of Total Investments	17.50%
NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	2.80%
JAPAN
Holdings [Line Items]
Percent of Total Investments	3.80%
HONG KONG
Holdings [Line Items]
Percent of Total Investments	32.30%
CHINA
Holdings [Line Items]
Percent of Total Investments	1.10%
AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	39.40%

[1]	Excludes money market funds.